Debt - Summary of Short and Long-Term Debt (Details) - USD ($)	Jun. 30, 2022	Feb. 04, 2022	Dec. 31, 2021	May 25, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding Principal	$ 30,549,000		$ 49,907,347		$ 744,198
Less: Discounts			(6,816,026)		0
Less: Deferred financing fees			(588,339)		(15,879)
Discounts and deferred financing fees	(1,829,000)		(7,403,000)
Total Outstanding debt	28,720,000		42,502,982		728,319
Fair value of derivatives	0		4,395,000		0
Total Debt and derivative liabilities	28,720,000		46,897,982		728,319
Related Party Energize Convertible Debt [Member]
Debt Instrument [Line Items]
Outstanding Principal	0		7,600,000
Related Party Drive Capital Convertible Debt [Member]
Debt Instrument [Line Items]
Outstanding Principal	0		3,000,000
Related Party Ecp Holdings Convertible Debt [Member]
Debt Instrument [Line Items]
Outstanding Principal	0		7,000,000
2018 ATEL Loan | Machinery and Equipment [Member]
Debt Instrument [Line Items]
Outstanding Principal			0		359,594
2020 MFS Loan
Debt Instrument [Line Items]
Outstanding Principal	278,000		314,000
2020 MFS Loan | Equipment [Member]
Debt Instrument [Line Items]
Outstanding Principal			314,637		384,604
Manufacturers Capital Promissory Notes
Debt Instrument [Line Items]
Outstanding Principal	845,000		967,710		0
Convertible Debt | Energize Ventures Fund [Member] | Related Party Convertible Notes I
Debt Instrument [Line Items]
Outstanding Principal			7,600,000		0
Fair value of derivatives			2,500,000
Convertible Debt | Drive Capital Fund [Member] | Related Party Convertible Notes II
Debt Instrument [Line Items]
Outstanding Principal			3,000,000		0
Fair value of derivatives			600,000
Convertible Debt | Energy Capital Partners Holdings [Member] | Related Party Convertible Notes III
Debt Instrument [Line Items]
Outstanding Principal			7,000,000		0
Total Outstanding debt			5,870
Fair value of derivatives			1,300,000
2020 SVB Loan
Debt Instrument [Line Items]
Outstanding Principal	8,558,000		10,225,000	$ 10,000,000	0
2021 SVB Loan
Debt Instrument [Line Items]
Outstanding Principal	$ 20,868,000	$ 20,000,000	$ 20,800,000		$ 0